Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2016
Prepaid expenses and other current assets
Schedule of prepaid expenses and other current assets

	As of December 31,
	2015	2016
	RMB	RMB
Prepaid advertising expenses	21,341	15,279
Prepaid taxes	7,481	11,873
Other receivable of cash in transit due to student payments	650	7,844
Prepaid rental and other deposits	3,525	6,802
Prepaid student acquisition fees	—	4,544
Prepaid professional service fees	2,296	4,262
Prepaid fees to third-party payment channels	1,736	3,646
Advances to employees	2,957	3,353
Interest receivables	—	2,143
Prepaid Directors & Officers insurance	—	1,110
Others	2,144	4,910

Total	42,130	65,766